Segment reporting - Segment information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Revenue	¥ 7,632,467	¥ 16,994,025	¥ 11,473,208	¥ 10,085,649
Segment profit/(loss) before taxation	1,652,742	3,347,532	2,333,614	906,813
Finance income	123,969	118,672	145,225	66,344
Finance costs	(25,202)	(92,915)	(34,622)	(33,396)
Depreciation and amortization	(285,241)	(808,694)	(391,167)	(389,871)
Other material non-cash items:
(credit loss)/reversal of credit loss on trade and other receivables	(2,080)	2,469	1,072	(28,924)
impairment loss on non-current assets	(4,547)	(8,846)	(3,448)	(13,485)
Segment assets	14,485,309	18,120,128	13,447,713
Segment liabilities	5,294,092	7,764,606	4,529,445
Reportable segments
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	1,651,318	3,347,477	2,333,945	859,501
Finance income	120,704	116,524	140,778	62,634
Finance costs	(25,188)	(92,915)	(34,614)	(33,385)
Depreciation and amortization	(277,702)	(794,282)	(366,475)	(349,801)
Other material non-cash items:
(credit loss)/reversal of credit loss on trade and other receivables	(1,803)	1,961	1,163	(28,816)
impairment loss on non-current assets	(4,547)	(8,846)	(3,448)	(13,485)
Segment assets	11,947,983	13,055,411	10,935,144	8,830,028
Additions to non-current assets during the period	808,436	2,648,505	971,202	460,910
Segment liabilities	5,177,447	7,607,143	4,430,828	4,173,410
Reportable segments | Segment revenue
Disclosure of operating segments [line items]
Revenue	7,626,822	17,021,632	11,402,606	9,917,044
Reportable segments | External revenues
Disclosure of operating segments [line items]
Revenue	7,620,452	16,986,090	11,394,589	9,915,648
Reportable segments | Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	6,370	35,542	8,017	1,396
MINISO brand
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	1,644,839	3,255,049	2,354,357	941,037
Finance income	120,064	115,431	139,577	62,218
Finance costs	(23,042)	(87,117)	(29,751)	(26,481)
Depreciation and amortization	(245,796)	(713,062)	(302,070)	(317,273)
Other material non-cash items:
(credit loss)/reversal of credit loss on trade and other receivables	(2,791)	1,120	1,409	(27,054)
impairment loss on non-current assets	(3,682)	(7,040)	(1,433)	(8,656)
Segment assets	11,547,381	12,115,859	10,573,747	8,310,214
Additions to non-current assets during the period	733,107	2,433,807	933,768	319,809
Segment liabilities	4,841,577	6,925,668	3,937,784	3,552,457
MINISO brand | Segment revenue
Disclosure of operating segments [line items]
Revenue	7,253,808	16,024,249	10,861,293	9,469,613
MINISO brand | External revenues
Disclosure of operating segments [line items]
Revenue	7,251,610	16,002,565	10,861,222	9,468,718
MINISO brand | Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	2,198	21,684	71	895
TOP TOY brand
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	6,479	92,428	(20,412)	(81,536)
Finance income	640	1,093	1,201	416
Finance costs	(2,146)	(5,798)	(4,863)	(6,904)
Depreciation and amortization	(31,906)	(81,220)	(64,405)	(32,528)
Other material non-cash items:
(credit loss)/reversal of credit loss on trade and other receivables	988	841	(246)	(1,762)
impairment loss on non-current assets	(865)	(1,806)	(2,015)	(4,829)
Segment assets	400,602	939,552	361,397	519,814
Additions to non-current assets during the period	75,329	214,698	37,434	141,101
Segment liabilities	335,870	681,475	493,044	620,953
TOP TOY brand | Segment revenue
Disclosure of operating segments [line items]
Revenue	373,014	997,383	541,313	447,431
TOP TOY brand | External revenues
Disclosure of operating segments [line items]
Revenue	368,842	983,525	533,367	446,930
TOP TOY brand | Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	4,172	13,858	7,946	501
Other segment
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	2,924	10,109	17,814	97,455
Finance income	1,911	1,651	2,969	3,190
Finance costs	(14)		(8)	(11)
Depreciation and amortization	(3,058)	(5,216)	(4,339)	(1,916)
Other material non-cash items:
(credit loss)/reversal of credit loss on trade and other receivables	(277)	505	(91)	(108)
Segment assets	191,275	51,843	190,366	171,163
Additions to non-current assets during the period	2,941	7,002	4,221	8,510
Segment liabilities	41,403	38,956	43,699	62,341
Other segment | Segment revenue
Disclosure of operating segments [line items]
Revenue	105,936	579,425	445,651	385,184
Other segment | External revenues
Disclosure of operating segments [line items]
Revenue	12,015	7,935	78,619	170,001
Other segment | Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	93,921	571,490	367,032	215,183
Reportable and other segments before elimination of discontinued operations
Disclosure of operating segments [line items]
Segment profit/(loss) before taxation	1,654,242	3,357,586	2,351,759	956,956
Finance income	122,615	118,175	143,747	65,824
Finance costs	(25,202)	(92,915)	(34,622)	(33,396)
Depreciation and amortization	(280,760)	(799,498)	(370,814)	(351,717)
Other material non-cash items:
(credit loss)/reversal of credit loss on trade and other receivables	(2,080)	2,466	1,072	(28,924)
impairment loss on non-current assets	(4,547)	(8,846)	(3,448)	(13,485)
Segment assets	12,139,258	13,107,254	11,125,510	9,001,191
Additions to non-current assets during the period	811,377	2,655,507	975,423	469,420
Segment liabilities	5,218,850	7,646,099	4,474,527	4,235,751
Reportable and other segments before elimination of discontinued operations | Segment revenue
Disclosure of operating segments [line items]
Revenue	7,732,758	17,601,057	11,848,257	10,302,228
Reportable and other segments before elimination of discontinued operations | External revenues
Disclosure of operating segments [line items]
Revenue	7,632,467	16,994,025	11,473,208	10,085,649
Reportable and other segments before elimination of discontinued operations | Inter-segment revenue
Disclosure of operating segments [line items]
Revenue	¥ 100,291	¥ 607,032	¥ 375,049	¥ 216,579